1
Bancroft Fund Ltd.
Schedule of Investments — June 30, 2026 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 82.2%
Aerospace and Defense  — 3.4%
$ 1,700,000 AST SpaceMobile Inc.,
2.000%, 01/15/36(a) ............. $ 1,980,415
1,500,000 BlackSky Technology Inc.,
8.250%, 08/01/33(a) ............. 1,932,750
2,000,000 Voyager Technologies Inc.,
0.750%, 11/15/30(a) ............. 2,624,400
6,537,565
Business Services  — 4.1%
2,000,000 IREN Ltd.,
1.000%, 12/01/33(a) ............. 1,741,000
175,000 Keel Infrastructure Corp.,
1.250%, 01/15/32(a) ............. 194,113
1,600,000 Live Nation Entertainment Inc.,
2.875%, 01/15/30 ............... 1,913,600
2,000,000 Mirion Technologies Inc.,
0.250%, 06/01/30(a) ............. 2,136,500
1,200,000 Terawulf Inc.,
Zero Coupon, 05/01/32(a) ......... 1,780,448
7,765,661
Computer Software and Services  — 11.8%
Akamai Technologies Inc.
700,000 Zero Coupon, 05/15/32(a) ......... 645,316
2,000,000 0.250%, 05/15/33 ............... 2,921,500
750,000 CoreWeave Inc.,
1.750%, 10/01/32(a) ............. 827,850
3,000,000 CyberArk Software Ltd.,
Zero Coupon, 06/15/30 ........... 4,991,093
Nebius Group NV
350,000 1.250%, 03/15/31(a) ............. 609,652
2,250,000 2.750%, 09/15/32(a) ............. 4,813,702
1,050,000 2.625%, 03/15/33(a) ............. 1,859,628
1,975,000 Pagaya Technologies Ltd.,
6.125%, 10/01/29 ............... 3,151,233
1,400,000 Snowflake Inc.,
Zero Coupon, 10/01/29 ........... 2,478,840
350,000 Tyler Technologies Inc.,
0.500%, 07/15/31(a) ............. 347,113
22,645,927
Consumer Services  — 1.3%
2,140,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28 ............... 2,563,720
Diversified Industrial  — 2.7%
2,500,000 BWX Technologies Inc.,
Zero Coupon, 11/01/30(a) ......... 2,566,250
PureCycle Technologies Inc.
1,500,000 7.250%, 08/15/30 ............... 1,617,585
Principal
Amount
Market
Value
$ 1,000,000 4.750%, 07/01/32 ............... $ 1,018,170
5,202,005
Energy and Utilities  — 20.1%
1,125,000 Atlas Energy Solutions Inc.,
0.500%, 04/15/31(a) ............. 1,514,531
1,250,000 Bloom Energy Corp.,
Zero Coupon, 11/15/30(a) ......... 2,290,313
CMS Energy Corp.
2,000,000 3.375%, 05/01/28 ............... 2,233,500
1,000,000 3.125%, 05/01/31(a) ............. 1,019,000
3,000,000 Crescent Energy Co.,
2.750%, 03/15/31(a) ............. 2,958,000
2,550,000 Energy Fuels Inc.,
0.750%, 11/01/31(a) ............. 2,658,375
4,000,000 FirstEnergy Corp.,
3.875%, 01/15/31 ............... 4,445,800
3,350,000 Fluor Corp.,
1.125%, 08/15/29 ............... 4,444,612
2,000,000 Golar LNG Ltd.,
2.750%, 12/15/30 ............... 2,281,800
1,600,000 Liberty Energy Inc.,
Zero Coupon, 03/01/31(a) ......... 1,651,600
1,225,000 Ormat Technologies Inc., Ser. A,
1.500%, 03/15/31(a) ............. 1,333,780
1,000,000 Peabody Energy Corp.,
0.500%, 06/01/31(a) ............. 924,500
PPL Capital Funding Inc.
3,000,000 2.875%, 03/15/28 ............... 3,408,750
1,000,000 3.000%, 12/01/30(a) ............. 1,018,050
2,000,000 Solaris Energy Infrastructure Inc.,
0.250%, 10/01/31 ............... 3,257,500
2,450,000 WEC Energy Group Inc.,
4.375%, 06/01/29 ............... 3,038,613
38,478,724
Financial Services  — 8.4%
3,495,000 Bitfarms Ltd.,
1.375%, 01/15/31(a) ............. 4,101,383
3,000,000 Cleanspark Inc.,
Zero Coupon, 02/15/32(a) ......... 3,045,150
2,000,000 Galaxy Digital Holdings LP,
2.500%, 12/01/29(a) ............. 2,877,934
1,050,000 Kite Realty Group LP,
3.250%, 04/15/32(a) ............. 1,048,211
1,150,000 Riot Platforms Inc.,
0.750%, 01/15/30 ............... 2,312,328
2,350,000 WisdomTree Inc.,
4.500%, 10/01/31(a) ............. 2,674,535
16,059,541

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care  — 15.6%
$ 2,000,000 ANI Pharmaceuticals Inc.,
2.250%, 09/01/29 ............... $ 2,594,150
2,250,000 Bridgebio Pharma Inc.,
1.750%, 03/01/31 ............... 3,790,125
350,000 Celcuity Inc.,
0.250%, 08/01/32 ............... 399,490
2,000,000 Cytokinetics Inc.,
1.750%, 10/01/31(a) ............. 3,000,000
4,000,000 Halozyme Therapeutics Inc.,
0.875%, 11/15/32(a) ............. 4,405,191
940,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(b) ......... 0
3,977,000 Ionis Pharmaceuticals Inc.,
Zero Coupon, 12/01/30(a) ......... 4,245,447
2,600,000 Ligand Pharmaceuticals Inc.,
0.750%, 10/01/30(a) ............. 4,452,500
500,000 Nuvation Bio Inc.,
0.750%, 07/01/32 ............... 521,562
2,000,000 OSI Systems Inc.,
2.250%, 08/01/29 ............... 2,674,018
4,000,000 Sarepta Therapeutics Inc.,
4.875%, 09/01/30(a) ............. 3,353,583
350,000 Viridian Therapeutics Inc.,
1.750%, 05/15/32 ............... 376,373
29,812,439
Metals and Mining  — 2.0%
750,000 Endeavour Silver Corp.,
0.250%, 01/15/31(a) ............. 776,625
150,000 First Majestic Silver Corp.,
0.125%, 01/15/31(a) ............. 167,700
1,100,000 MP Materials Corp.,
3.000%, 03/01/30(a) ............. 2,972,639
3,916,964
Real Estate Investment Trusts  — 1.7%
3,000,000 Digital Realty Trust LP,
1.875%, 11/15/29(a) ............. 3,222,000
Retail  — 1.5%
2,450,000 Alibaba Group Holding Ltd.,
0.500%, 06/01/31 ............... 2,893,450
Semiconductors  — 5.4%
700,000 Cohu Inc.,
1.500%, 01/15/31(a) ............. 1,983,812
2,000,000 indie Semiconductor Inc.,
3.500%, 12/15/29(a) ............. 2,304,000
1,000,000 Nova Ltd.,
Zero Coupon, 09/15/30(a) ......... 1,849,457
Principal
Amount
Market
Value
$ 1,500,000 ON Semiconductor Corp.,
0.500%, 03/01/29 ............... $ 1,811,250
1,000,000 Onto Innovation Inc.,
Zero Coupon, 06/01/31(a) ......... 1,320,900
550,000 Ultra Clean Holdings Inc.,
Zero Coupon, 03/15/31(a) ......... 1,033,914
10,303,333
Telecommunications  — 4.2%
1,250,000 ADTRAN Holdings Inc.,
3.750%, 09/15/30(a) ............. 1,906,875
800,000 Applied Digital Corp.,
2.750%, 06/01/30 ............... 3,193,164
600,000 Bandwidth Inc.,
Zero Coupon, 07/01/32(a) ......... 689,700
500,000 Lumentum Holdings Inc.,
0.375%, 03/15/32(a) ............. 2,308,750
8,098,489
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 157,499,818
CORPORATE BONDS  — 0.5%
Health Care  — 0.5%
1,000,000 iTracHEALTH Corp.,
8.000%, 06/30/27(b) ............. 1,000,000
Shares
MANDATORY CONVERTIBLE SECURITIES(c)  — 14.2%
Aerospace and Defense  — 2.1%
25,050 The Boeing Co.,
6.000%, 10/15/27 ............... 1,685,865
40,000 VSE Corp.,
5.750%, 02/01/29 ............... 2,306,800
3,992,665
Business Services  — 0.9%
39,000 Oracle Corp., Ser. D,
6.500%, 01/15/29 ............... 1,753,050
Computer Software and Services  — 5.1%
1,000 Alphabet Inc., Ser. A,
6.250%, 05/15/29 ............... 50,890
61,000 Alphabet Inc., Ser. B,
6.250%, 05/15/29 ............... 3,068,300
57,000 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ............... 6,592,620
9,711,810
Energy and Utilities  — 2.3%
NextEra Energy Inc.
44,000 7.234%, 11/01/27 ............... 2,186,800
20,000 7.375%, 02/15/29 ............... 958,800
4,000 PPL Corp.,
7.000%, 02/15/29 ............... 196,280

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(c) (Continued)
Energy and Utilities (Continued)
21,500 The Southern Co., Ser. A,
7.125%, 12/15/28 ............... $ 1,069,410
4,411,290
Health Care  — 1.7%
14,600 BrightSpring Health Services Inc.,
6.750%, 02/01/27 ............... 3,342,670
Semiconductors  — 2.1%
51,500 Microchip Technology Inc.,
7.500%, 03/15/28 ............... 3,950,565
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 27,162,050
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.1%
$ 5,935,000 U.S. Treasury Bills,
3.646% to 3.698%†, 08/27/26 to
09/24/26 ...................... 5,886,554
TOTAL INVESTMENTS — 100.0% ....
(Cost $150,670,421) ............. $ 191,548,422
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Represents annualized yields at dates of purchase.